Form 13F Cover Page

 Filing for Quarter-Ending:          June 30, 2007

 Check here if Amendment:             (  )
 Amendment Number:
 This Amendment:                      (  )  is a reinstatement
                                      (  )  adds new holdings entries

 Institutional Investment Manager Filing this Report:

 Name:         Croft-Leominster, Inc.
 Address:      300 Water Street, 4th floor
               Baltimore, MD  21202

 Form 13-F File Number:               28-03999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Carla Prescimone
Title:      Assistant Vice President
Phone:      410-576-0100

Signature, Place, and Date of Signing:

                                Baltimore, Maryland
                               --------------------
Signature                            City, State                          Date


Report Type (Check only one):

( X )  13F Holdings Report       Check here if all holdings of this reporting
                                 manager are reported in this report.

(   )  13F Notice                Check here if no holdings reported are in this
                                 report, and all holdings are reported by other reporting manager(s).

(   )  13F Combination Report    Check here if a portion of the holdings for
                                 this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                             none

Form 13F Information Table Entry Total:                         158

Form 13F Information Table Value Total:                       $436.63
                                                            (thousands)

*NOTE: Unless Otherwise Indicated

 ITEM 6: Investment Discretion:                  SOLE
 ITEM 7: Voting Authority:                       NONE

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

                                                                        CUSIP

         SECURITY NAME                      TITLE OF CLASS      124857202        MARKET VALUE        QUANITY
         --------------                     ---------------     ---------        -------------       -------
            AAR Corp                              COM           000361105          $ 4.8972           85,407
             AXT Inc                              COM           00246W103          $ 5.5101          166,923
 Aberden Asia-Pacific Prime Inc                   COM           003009107          $ 0.0520           12,000
  Alliance World Dollar Gvt II                    COM           01879R106          $ 0.0875           13,700
           Altera Corp                            COM           021441100          $ 0.3477           25,697
       Altria Group Inc.,                         COM           02209S103          $ 2.3423          105,843
       Ameren Corporation                         COM           023608102          $ 4.8211           68,735
 American International Group I                   COM           026874107          $ 0.8206           16,743
      Applied Materials Inc                       COM           038222105         $ 10.8082          154,337
           Aquila Inc.                            COM           03840P102          $ 0.6283           31,620
      Asia Tigers Fund Inc                        COM           04516T105          $ 0.2516           61,510
           Avanex Corp                            COM           05348W109          $ 0.4245           17,223
             BP PLC                          SPONSORED ADR      055622104          $ 0.0558           31,000
         Baldor Elec Co                           COM           057741100          $ 0.6010            8,331
      Bank of America Corp                        COM           060505104          $ 6.3576          129,009
    Bill Barrett Corporation                      COM           06846N104          $ 2.0178           48,691
    Berkshire Hathaway - CL A                     CL A          084670108          $ 4.4418          120,602
    Berkshire Hathaway - CL B                     CL B          084670207          $ 0.7663                7
   Blackrock Global Flg Inc Tr                    COM           091941104          $ 4.2575            1,181
    Blackrock Munivest Fd Inc                     COM           09253R105          $ 0.2754           14,100
            Boeing Co                             COM           097023105          $ 0.1115           11,850
        CF Inds Hldgs Inc                         COM           125269100          $ 0.6146           18,445
 Cadbury Schweppes PLC - Sp ADR                   ADR           127209302          $ 6.4225          107,239
       Canadian Natl Ry Co                        COM           136375102          $ 1.2434           22,899
   Canadian Natural Resources                     COM           136385101          $ 0.2476            4,861
         Caterpillar Inc                          COM           149123101          $ 0.0207           27,500
       Cavalier Homes Inc                         COM           149507105          $ 7.1424           91,218
         Cephalon, Inc.                           COM           156708109          $ 0.0734           15,000
    Champion Enterprises Inc                      COM           158496109          $ 3.1529           39,220
  Chicago Bridge & Iron Company             N Y REGISTRY SH     167250109          $ 0.1081           11,000
          Cisco Sys Inc                           COM           17275R102          $ 3.6082           37,523
         Citigroup, Inc.                          COM           172967101          $ 0.6883           18,239
 Citizens Communications Compan                   COM           17453B101          $ 4.0670          146,032
  Companhia Energetica de Mina              SP ADR N-V PRD      204409601          $ 9.0268          175,995
        Consol Energy Inc                         COM           20854P109          $ 0.2683           17,570
   Constellation Energy Group                     COM           210371100          $ 0.2083            9,872
           Corning Inc                            COM           219350105          $ 0.2986            3,426
            Cosi Inc                              COM           22122P101          $ 0.2209            4,790
          Covance Inc.                            COM           222816100          $ 4.1110          160,901
            Cree Inc                              COM           225447101          $ 0.8903           12,985
           Deere & Co                             COM           244199105          $ 1.2825          128,510
         Dow Chemical Co                          COM           260543103         $ 15.7923          130,796
     Dresser-Rand Group Inc                       COM           261608103          $ 0.3795            8,583
     E Trade Financial Corp                       COM           269246104          $ 0.3595            9,100
           Eaton Corp                             COM           278058102          $ 1.5225           68,923
        Edgar Online Inc                          COM           279765101          $ 1.3704           14,736
           Edison Intl                            COM           281020107          $ 0.0594           22,000
 Edwards Lifesciences Corporati                   COM           28176E108          $ 0.0547           12,000
     Enerplus Resources Fund                 UNIT TR G NEW      29274D604          $ 4.4190           89,562
 Enterprise Products Partners L                   COM           293792107          $ 0.4187            7,460
        Exxon Mobil Corp                          COM           30231G102          $ 0.4985           10,588
            FMC Corp                            COM NEW         302491303          $ 0.3984           12,524
   Fidelity National Financial                   CL A           31620r105          $ 0.4362            5,200
        FirstEnergy Corp                          COM           337932107          $ 6.4211           71,832
           Fluor Corp                             COM           343412102          $ 3.1740           49,034
     Franklin Resources Inc                       COM           354613101          $ 7.5551           67,838
 Freeport McMoran Copper & Gold                   COM           35671D857          $ 0.2413           10,183
    Gemstar-TV Guide Intl Inc                     COM           36866W106          $ 7.2763           87,857
   General Cable Corp Del New                     COM           369300108          $ 2.0913           15,787
       General Electric Co                        COM           369604103          $ 9.3669          123,655
        General Mills Inc                         COM           370334104          $ 0.5197           22,400
     Genworth Financial Inc.                      COM           37247D106          $ 0.0560           20,000
        Getty Images Inc                          COM           374276103          $ 0.6117           10,470
     Goldman Sachs Group Inc                      COM           38141G104          $ 0.0248           40,000
       Greenbrier Cos Inc                         COM           393657101          $ 0.3622            7,575
        Harrahs Entmt Inc                         COM           413619107          $ 0.3017            9,985
       Honeywell Intl Inc                         COM           438516106          $ 1.7116           20,075
         IMS Health Inc                           COM           449934108          $ 8.9653          159,299
         ITT Corp (New)                           COM           450911102          $ 0.2725            8,480
      ICON plc - Spons ADR                   SPONSORED ADR      45103T107          $ 0.2675            1,234
          Illumina Inc                            COM           452327109          $ 6.4795           94,896
  Insured Municipal Income Fund                   COM           45809F104          $ 2.2718           51,938
           Invesco PLC                       SPONSORED ADR      46127u104          $ 0.1923           14,600
 Iowa Telecommunications Servic                   COM           462594201          $ 0.2314            5,700
  Japan Smaller Captlztn Fd Inc                   COM           47109U104          $ 7.9630          308,045
        Johnson & Johnson                         COM           478160104          $ 0.4018           17,675
      Kansas City Southern                      COM NEW         485170302          $ 4.3894           71,233
 Koninklije Philips Electronics             SP ADR NEW 2000     500472303          $ 0.8534           22,732
    Liberty Global, Inc. - A                   COM SER A        530555101          $ 0.2766            6,535
    Liberty Global, Inc. - C                   COM SER C        530555309          $ 0.5389           13,130
     Liberty Media Hldg Corp                 INT COM SER A      53071M104          $ 0.1755           15,500
     Liberty Media Hldg Corp                 CAP COM SER A      53071M302          $ 5.2302          234,224
        Lincare Hldgs Inc                         COM           532791100          $ 0.5053           12,858
      Lloyds TSB Group plc                   SPONSORED ADR      539439109          $ 4.6043          115,540
   Lockheed Martin Corporation                    COM           539830109          $ 1.7923           40,079
        Lowe's Companies                          COM           548661107          $ 0.2377            2,525
           MGM Mirage                             COM           552953101          $ 8.7385          284,734
       Markel Corporation                         COM           570535104          $ 0.2887            3,500
      Marsh & McLennan Cos                        COM           571748102          $ 1.1295            2,331
     Mattson Technology Inc                       COM           577223100          $ 9.1910          297,637
        McDonald's Corp.                          COM           580135101          $ 0.1358           14,000
            MFC Corp                            COM NEW         580395309          $ 2.0270           39,933
  Morg Stan Asia-Pacific FD NR                    COM           61744U106          $ 7.6833           65,290
 Morgan Stanley Inc. Opportunit              MUN INCOME III     61745P437          $ 0.2531           12,346
           Nexen Inc.                             COM           65334H102          $ 0.2150           22,100
 Nobel Learning Communities, In                   COM           654889104          $ 0.0475           50,000
  Nuveen Dividend Adv Muni Fund              COM SH BEN INT     67070F100         $ 10.1906          329,259
       Oilsands Quest Inc                         COM           678046103          $ 0.2114           14,500
       Optical Cable Corp                       COM NEW         683827208          $ 2.4727        1,001,080
            PG&E Corp                             COM           69331C108          $ 6.7375          312,616
    Packaging Corp of America                     COM           695156109          $ 0.1419           27,600
    Palatin Technologies Inc                    COM NEW         696077304          $ 0.3550           14,025
     Payless Shoesource Inc                       COM           704379106          $ 0.0297           15,000
       Penn West Energy Tr                      TR UNIT         707885109          $ 3.1847          100,940
          Pentair, Inc                            COM           709631105          $ 4.3156          129,326
        PerkinElmer, Inc.                         COM           714046109          $ 4.0226          104,294
           Pfizer Inc                             COM           717081103          $ 2.0654           79,255
 Pharmaceutical Product Develop                   COM           717124101          $ 5.1555          201,623
   Pinnacle West Capital Corp                     COM           723484101          $ 7.3002          190,756
      Potash Corp Sask Inc                        COM           73755L107          $ 0.0405           30,000
        Procter & Gamble                          COM           742718109          $ 0.0723           10,227
    Prudential Financial Inc.                     COM           744320102          $ 2.6748           43,713
   Putnam Municipal Bond Fund                  SH BEN INT       74683V100          $ 0.3532            4,530
  Quantum Fuel Sys Tech Worldw                    COM           74765e109          $ 0.2095           16,965
        Regal Entmt Group                        CL A           758766109          $ 0.2495           19,000
    Rockwell Automation, Inc.                     COM           773903109          $ 3.5466          161,722
       SPDR Trust Series I                     UNIT SER 1       78462F103          $ 0.0312           20,000
    Sangamo BioSciences, Inc.                     COM           800677106          $ 4.0900           58,900
       Sears Holding Corp.                        COM           812350106          $ 0.2282           28,100
       Sierra Pac Res New                         COM           826428104          $ 6.2462           36,851
        Southern Union Co                         COM           844030106          $ 3.2808          186,835
      Sycamore Networks Inc                       COM           871206108          $ 0.5014          110,442
 Templeton Emerging Mkts Inc Fd                   COM           880192109          $ 0.0965           24,000
        Terex Corporation                         COM           880779103          $ 0.2810           19,315
           Textron Inc                            COM           883203101         $ 12.6935          156,131
             3M Co.                               COM           88579Y101          $ 0.2362            1,570
  Tortoise North Amrn Enrgy Co                    COM           89147T103          $ 6.5431           75,390
     Travelers Companies Inc                      COM           89417E109          $ 0.7811           29,915
     Triarc Companies, Inc.                       CL A          895927101          $ 3.4446           31,283
         Triarc Cos Inc                       CL B SER 1        895927309          $ 1.0169           64,079
        Trinity Inds Inc                          COM           896522109          $ 0.1908           12,150
            USG Corp                            COM NEW         903293405          $ 3.1100           71,428
      Ultra Petroleum Corp                        COM           903914109          $ 4.4014          785,963
          Unilever N V                        NY SHS NEW        904784709          $ 5.8460          105,829
   United Parcel Svc Inc. CL B                    COM           911312106          $ 0.0632           40,000
       United Technologies                        COM           913017109          $ 0.2675            3,665
     UnitedHealth Group Inc                       COM           91324P102          $ 2.9337           54,836
  Van Kampen Advantage Muni II                SH BEN INT        92112K107          $ 6.3289          123,756
           Varian Inc.                            COM           922206107          $ 0.2381           24,172
  Varian Medical Systems, Inc.                    COM           92220P105          $ 0.1629           12,432
         Verisign, Inc.                           COM           92343E102          $ 0.5744           13,512
       Viacom Inc. - Cl B                         CL B          92553P201          $ 5.9964          188,983
  Waddell & Reed Financial - A                   CL A           930059100          $ 0.7060           12,877
       Waters Corporation                         COM           941848103          $ 3.5369          135,982
        Wave Systems Corp                       COM NEW         943526301          $ 0.2768            4,663
        Wells Fargo & Co.                         COM           949746101          $ 0.0276           13,333
         Wesco Intl Inc                           COM           95082p105          $ 3.8058           91,419
  Western Asset Worldwide Inco                    COM           957668106          $ 0.2960            8,416
         Weyerhaeuser Co                          COM           962166104          $ 0.2417           17,600
        Williams Cos Inc.                         COM           969457100         $ 16.8927          214,021
         Windstream Corp                          COM           97381W104          $ 6.9716          115,329
              Wyeth                               COM           983024100         $ 12.8200          405,441
             Ace Ltd                              ORD           G0070K103          $ 0.0760           20,000
           Amdocs Ltd                             ORD           G02602103         $ 11.5335          184,477
       Foster Wheeler Ltd.                      SHS NEW         G36535139          $ 4.7058          118,176
           QIAGEN N.V.                            ORD           N72482107         $ 17.4777          163,358

                                                                                 $ 436.6331       11,705,050
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